Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2022
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (in years)	60 years
Medical and surgical equipment
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (in years)	13 years
Electrical and other equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (in years)	5 years
Electrical and other equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (in years)	7 years
Computer equipment, furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (in years)	3 years
Computer equipment, furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (in years)	7 years
Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (in years)	5 years
Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (in years)	7 years
Capitalized software development costs
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (in years)	3 years